Annual Fund Operating Expenses - Government Cash Managed Shares - DWS Government and Agency Securities Portfolio - Government Cash Managed Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	0.15%
Other expenses	0.22%
Total annual fund operating expenses	0.42%